Offerings - Offering: 1	Aug. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	500,000
Proposed Maximum Offering Price per Unit	80.00
Maximum Aggregate Offering Price	$ 40,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,524.00
Offering Note	Estimated solely for calculating the amount of the registration fee, pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low sale prices of the common stock, par value $1.00 per share ("Common Stock"), of National Fuel Gas Company (the "Registrant") on the New York Stock Exchange on August 6, 2026, a date within five business days prior to the filing of this prospectus supplement.